Leases - Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) - Athena Technology Solutions Holdings, LLC [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Operating Lease [Line Items]
2026	$ 3,871
2027	2,959
2028	1,551
2029	373
2030	125
Total future minimum lease payments	8,879
Imputed interest	(753)
Present value of operating lease liabilities	$ 8,126